Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	$ 97,648
Impairment	3,676	$ 0	$ 0
Closing balance	66,221	97,648
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	155,765	123,049
Additions	29,977	37,575
Transfer to assets held for sale	(35,123)
Effect of change in exchange rates	2,446	(464)
Disposals	(4,914)	(1,628)
Closing balance	148,151	155,765	123,049
Gross carrying amount | Cumulative effect of applying new accounting pronouncement | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance		(2,767)
Closing balance			(2,767)
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(58,117)	(41,590)
Depreciation expense		(19,736)
Effect of change in exchange rates		140
Disposals		1,548
Closing balance		(58,117)	(41,590)
Accumulated depreciation | Cumulative effect of applying new accounting pronouncement | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance		1,521
Closing balance			1,521
Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(58,117)
Depreciation expense	(23,542)
Impairment	3,676
Effect of change in exchange rates	(133)
Disposals	3,538
Closing balance	(81,930)	(58,117)
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	4,034
Closing balance	2,885	4,034
Equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	9,652	7,857
Additions	1,077	1,967
Transfer to assets held for sale	0
Effect of change in exchange rates	12	(54)
Disposals	(311)	(118)
Closing balance	10,430	9,652	7,857
Equipment | Gross carrying amount | Cumulative effect of applying new accounting pronouncement | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance		0
Closing balance			0
Equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(5,618)	(3,658)
Depreciation expense		(2,077)
Effect of change in exchange rates		13
Disposals		104
Closing balance		(5,618)	(3,658)
Equipment | Accumulated depreciation | Cumulative effect of applying new accounting pronouncement | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance		0
Closing balance			0
Equipment | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(5,618)
Depreciation expense	(2,150)
Impairment	0
Effect of change in exchange rates	(7)
Disposals	230
Closing balance	(7,545)	(5,618)
Computer Hardware and Software
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	3,454
Closing balance	475	3,454
Computer Hardware and Software | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	12,065	10,548
Additions	170	1,825
Transfer to assets held for sale	0
Effect of change in exchange rates	(4)	(19)
Disposals	(2,694)	(289)
Closing balance	9,537	12,065	10,548
Computer Hardware and Software | Gross carrying amount | Cumulative effect of applying new accounting pronouncement | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance		0
Closing balance			0
Computer Hardware and Software | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(8,611)	(7,808)
Depreciation expense		(1,096)
Effect of change in exchange rates		4
Disposals		289
Closing balance		(8,611)	(7,808)
Computer Hardware and Software | Accumulated depreciation | Cumulative effect of applying new accounting pronouncement | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance		0
Closing balance			0
Computer Hardware and Software | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(8,611)
Depreciation expense	(1,897)
Impairment	0
Effect of change in exchange rates	4
Disposals	1,442
Closing balance	(9,062)	(8,611)
Furniture and Fittings
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	11,299
Closing balance	9,929	11,299
Furniture and Fittings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	19,687	14,606
Additions	2,051	5,190
Transfer to assets held for sale	0
Effect of change in exchange rates	93	(4)
Disposals	(643)	(105)
Closing balance	21,188	19,687	14,606
Furniture and Fittings | Gross carrying amount | Cumulative effect of applying new accounting pronouncement | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance		0
Closing balance			0
Furniture and Fittings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(8,388)	(5,428)
Depreciation expense		(3,000)
Effect of change in exchange rates		1
Disposals		39
Closing balance		(8,388)	(5,428)
Furniture and Fittings | Accumulated depreciation | Cumulative effect of applying new accounting pronouncement | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance		0
Closing balance			0
Furniture and Fittings | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(8,388)
Depreciation expense	(3,442)
Impairment	0
Effect of change in exchange rates	(31)
Disposals	602
Closing balance	(11,259)	(8,388)
Leasehold Improvements and Other
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	67,600
Closing balance	52,932	67,600
Leasehold Improvements and Other | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	103,100	90,038
Additions	4,807	17,608
Transfer to assets held for sale	0
Effect of change in exchange rates	355	(663)
Disposals	(1,266)	(1,116)
Closing balance	106,996	103,100	90,038
Leasehold Improvements and Other | Gross carrying amount | Cumulative effect of applying new accounting pronouncement | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance		(2,767)
Closing balance			(2,767)
Leasehold Improvements and Other | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(35,500)	(24,696)
Depreciation expense		(13,563)
Effect of change in exchange rates		122
Disposals		1,116
Closing balance		(35,500)	(24,696)
Leasehold Improvements and Other | Accumulated depreciation | Cumulative effect of applying new accounting pronouncement | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance		1,521
Closing balance			1,521
Leasehold Improvements and Other | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(35,500)
Depreciation expense	(16,053)
Impairment	3,676
Effect of change in exchange rates	(99)
Disposals	1,264
Closing balance	(54,064)	(35,500)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	11,261
Closing balance	0	11,261
Construction in progress | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	11,261	0
Additions	21,872	10,985
Transfer to assets held for sale	(35,123)
Effect of change in exchange rates	1,990	276
Disposals	0	0
Closing balance	0	11,261	0
Construction in progress | Gross carrying amount | Cumulative effect of applying new accounting pronouncement | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance		0
Closing balance			0
Construction in progress | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	0	0
Depreciation expense		0
Effect of change in exchange rates		0
Disposals		0
Closing balance		0	0
Construction in progress | Accumulated depreciation | Cumulative effect of applying new accounting pronouncement | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance		0
Closing balance			$ 0
Construction in progress | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	0
Depreciation expense	0
Impairment	0
Effect of change in exchange rates	0
Disposals	0
Closing balance	$ 0	$ 0